Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 19,764	$ 480,498	$ 108,674	$ 1,253,237
Franchise tax expenses	33,475	49,863	83,836	147,945
Loss from operations	(53,239)	(530,361)	(192,510)	(1,401,182)
Interest and investment income			325
Income earned on investments held in Trust Account	0	4,534	325	37,571
Financing costs - derivative warrant liabilities			(410,849)
Change in fair value of derivative warrant liabilities	0	2,441,750	(2,355,500)	(2,298,250)
Net income (loss)	$ (53,239)	1,915,923	(2,958,534)	(3,661,861)
Common Class A [Member]
Net income (loss)		$ 1,532,738	$ (1,043,325)	$ (2,929,489)
Weighted average shares outstanding	0	17,250,000	2,079,787	17,250,000
Basic and diluted net income (loss) per share	$ 0	$ 0.09	$ (0.50)	$ (0.17)
Common Class B [Member]
Net income (loss)	$ (53,239)	$ 383,185	$ (1,915,209)	$ (732,372)
Weighted average shares outstanding	3,750,000	4,312,500	3,817,819	4,312,500
Basic and diluted net income (loss) per share	$ (0.01)	$ 0.09	$ (0.50)	$ (0.17)